Concentration of risk (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Concentration Risk [Line Items]
Cash and cash equivalents	$ 2,714,724		$ 3,735,642
Cash, uninsured amount	$ 1,100,000		$ 2,700,000
Amazon Vendor And Amazon Seller [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	91.00%	91.00%
Amazon Vendor And Amazon Seller [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	91.00%		95.00%